JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 3, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds and share classes
listed on Appendix A hereto (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 184 (Amendment No. 185 under the 1940 Act) filed electronically on October 27, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/Elizabeth A. Davin Elizabeth A. Davin Assistant Secretary

Appendix A

JPMorgan U.S. Equity Funds	Share Classes
JPMorgan Disciplined Equity Fund	Class R6, Institutional Class
JPMorgan Diversified Fund	Institutional Class
JPMorgan Intrepid America Fund	Class R2, Class R5
JPMorgan Intrepid Growth Fund	Class R2, Class R5
JPMorgan Intrepid Value Fund	Class R2, Class R5, Class R6
JPMorgan Mid Cap Core Fund	Class R2, Class R5, Class R6
JPMorgan Small Cap Equity Fund	Class R2, Class R5
JPMorgan U.S. Equity Fund	Class R2, Class R5, Class R6, Institutional Class
JPMorgan U.S. Large Cap Core Plus Fund	Class R2, Class R5
JPMorgan U.S. Large Cap Value Plus Fund	Class R5
JPMorgan U.S. Research Equity Plus Fund	Class R2, Class R5, Class R6
JPMorgan U.S. Small Company Fund	Class R2, Class R6, Institutional Class
JPMorgan Value Advantage Fund	Institutional Class

JPMorgan Funds	Share Classes
JPMorgan Alternative Strategies Fund	Class A, Class C, Select Class, Class R5

JPMorgan Access Funds	Share Classes
JPMorgan Access Balanced Fund	Class A, Class C, Select Class, Institutional Class
JPMorgan Access Growth Fund	Class A, Class C, Select Class, Institutional Class